Financial liabilities - borrowings	12 Months Ended
Dec. 31, 2018
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Financial liabilities - borrowings

18. Financial liabilities – borrowings

The Group’s current and non-current borrowings are as follows:

All figures in £ millions	2018	2017
Non-current
1.875% euro notes 2021 (nominal amount €250m; 2017 nominal amount €500m)	233	463
3.75% US dollar notes 2022 (nominal amount $117m)	92	85
3.25% US dollar notes 2023 (nominal amount $94m)	74	69
1.375% euro notes 2025 (nominal amount €300m; nominal amount €500m)	273	445
Finance lease liabilities	2	4

	674	1,066

Current
Due within one year or on-demand:
Bank loans and overdrafts	43	15
Finance lease liabilities	3	4

	46	19

Total borrowings	720	1,085

Included in the non-current borrowings above is £6m of accrued interest (2017: £10m). Included in the current borrowings above is £nil of accrued interest (2017: £nil).

The maturities of the Group’s non-current borrowings are as follows:

All figures in £ millions	2018	2017
Between one and two years	1	3
Between two and five years	400	549
Over five years	273	514

	674	1,066

The carrying amounts and market values of borrowings are as follows:

	2018			2017
All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
Bank loans and overdrafts	n/a	43	43	n/a	15	15
1.875% euro notes 2021	2.04%	233	233	2.04%	463	467
3.75% US dollar notes 2022	3.94%	92	91	3.94%	85	87
3.25% US dollar notes 2023	3.36%	74	71	3.36%	69	67
1.375% euro notes 2025	1.44%	273	266	1.44%	445	445
Finance lease liabilities	n/a	5	5	n/a	8	8

		720	709		1,085	1,089

The market values stated above are based on clean market prices at the year end or, where these are not available, on the quoted market prices of comparable debt issued by other companies. The effective interest rates above relate to the underlying debt instruments.

The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2018	2017
US dollar	188	172
Sterling	23	1
Euro	506	911
Other	3	1

	720	1,085

The Group has $1.75bn (£1.4bn) of undrawn capacity on its committed borrowing facilities as at 31 December 2018 (2017: $1.75bn (£1.3bn) undrawn). In addition, there are a number of short-term facilities that are utilised in the normal course of business. All of the Group’s borrowings are unsecured. In respect of finance lease obligations, the rights to the leased asset revert to the lessor in the event of default.

The maturity of the Group’s finance lease obligations is as follows:

All figures in £ millions	2018	2017
Finance lease liabilities – minimum lease payments
Not later than one year	3	4
Later than one year and not later than two years	1	3
Later than two years and not later than three years	1	1
Later than three years and not later than four years	—	—
Later than four years and not later than five years	—	—
Later than five years	—	—
Future finance charges on finance leases	—	—

Present value of finance lease liabilities	5	8

The present value of the Group’s finance lease obligations is as follows:

All figures in £ millions	2018	2017
Not later than one year	3	4
Later than one year and not later than five years	2	4
Later than five years	—	—

	5	8

The carrying amounts of the Group’s lease obligations approximate their fair value.